Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Antidilutive Employee Stock Options	111,523,332	29,131,664	24,797,286